Investments Cost and Equity Method Investments (Details) (Co-venturer [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Co-venturer [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 130
Payments to Acquire Interest in Joint Venture	$ 12